Average Annual Total Returns - INVESCO HIGH YIELD MUNICIPAL FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes) 10Years	Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes) 1Year	Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes) 5Years	Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes) 10Years	Lipper High Yield Municipal Debt Funds Index 1Year	Lipper High Yield Municipal Debt Funds Index 5Years	Lipper High Yield Municipal Debt Funds Index 10Years
Total	Jan. 02, 1986	(1.17%)	3.98%	6.07%	(1.17%)	3.98%	6.07%	1.01%	4.12%	5.91%	Dec. 10, 1993	1.40%	4.11%	5.90%	Mar. 01, 2006	3.50%	5.16%	6.79%	Apr. 30, 2012	3.48%	5.12%	6.85%	[1]	Apr. 04, 2017	3.46%	5.12%	[1]	6.65%	[1]	6.00%	6.42%	7.23%	5.78%	5.86%	6.68%	4.31%	4.94%	6.06%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.